Financial Instruments - Schedule of Other Financial Liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Financial Liabilities [Line Items]
Total other financial liabilities at amortized cost		$ 69,159	$ 86,413
Total current liabilities		68,890	86,240
Total non-current liabilities		269	173
Short-Term Loans [Member]
Schedule of Other Financial Liabilities [Line Items]
Total other financial liabilities at amortized cost	[1]	13,983	13,534
Convertible Loans [Member]
Schedule of Other Financial Liabilities [Line Items]
Total other financial liabilities at amortized cost		1,626	24,763
Trade Payables [Member]
Schedule of Other Financial Liabilities [Line Items]
Total other financial liabilities at amortized cost		9,825	8,200
Other Accounts Payable [Member]
Schedule of Other Financial Liabilities [Line Items]
Total other financial liabilities at amortized cost		43,168	39,474
Liabilities for Government Grants [Member]
Schedule of Other Financial Liabilities [Line Items]
Total other financial liabilities at amortized cost		$ 557	$ 442

[1]	The interest rate is Prime (Bank of Israel intrabank plus 1.5%) + 0.7%-4.85%.